Annual Total Returns [BarChart] - LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(3.90%)
2016	9.03%
2017	21.04%
2018	(2.80%)
2019	19.38%
2020	14.86%